Cover Page Cover Page	Nov. 02, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	CNA FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-5823
Entity Tax Identification Number	36-6169860
Entity Address, Address Line One	151 N. Franklin
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	822-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000021175
Amendment Flag	false
New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, Par value $2.50
Trading Symbol	"CNA"
Security Exchange Name	NYSE
NYSE Texas
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, Par value $2.50
Trading Symbol	"CNA"
Security Exchange Name	CHX